Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$1,005	$1,214
Hedging financial assets	1	3
Financial assets at amortized cost (Note a)	91,049	93,016
Financial assets at FVOCI	4,667	6,806
Financial liabilities
Measured at FVTPL
Held for trading	—	—
Hedging financial liabilities	2	—
Financial liabilities at amortized cost (Note b)	69,231	63,015

Note a: The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets, financial assets at amortized cost and refundable deposits (classified as other noncurrent assets).

Note b: The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable (including the current portion) and long-term loans (including the current portion).

Maturity Analysis For Nonderivative Financial Liabilities

December 31, 2024

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$42,220	$—	$2,500	$5,311	$—	$50,031
Floating interest rate instruments	2.08	104	6	79	1,691	—	1,880
Fixed interest rate instruments	0.54	79	45	8,969	17,248	4,719	31,060
		$42,403	$51	$11,548	$24,250	$4,719	$82,971

December 31, 2025

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$41,947	$—	$2,783	$5,262	$—	$49,992
Floating interest rate instruments	2.10	3	6	25	1,625	—	1,659
Fixed interest rate instruments	0.73	225	178	2,097	22,675	1,002	26,177
		$42,175	$184	$4,905	$29,562	$1,002	$77,828

Information About the Maturity Analysis for Lease Liabilities

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,586	$5,255	$2,143	$164	$11,148

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,918	$5,392	$1,685	$153	$11,148

Liquidity Analysis for Derivative Financial Instruments

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2024
Gross settled
Forward exchange contracts
Inflows	$46	$350	$—	$—	$396
Outflows	46	351	—	—	397
	$—	$(1)	$—	$—	$(1)
December 31, 2025
Gross settled
Forward exchange contracts
Inflows	$85	$184	$—	$—	$269
Outflows	85	178	—	—	263
	$—	$6	$—	$—	$6

Financing Facilities
2)
Financing facilities

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Unsecured bank loan facilities
Amount used	$250	$340
Amount unused	56,438	26,974
	$56,688	$27,314
Secured bank loan facilities
Amount used	$1,600	$1,600
Amount unused	15	15
	$1,615	$1,615

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)
Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Assets
USD	$2,962	$3,982
EUR	57	46
SGD	1,075	2,235
RMB	176	98
Liabilities
USD	1,216	1,594
EUR	1,039	1,459
SGD	1,739	1,561
RMB	41	45

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
EUR	1	6
Liabilities
USD	—	—
EUR	2	—

Foreign Currency Risk Sensitivity Analysis

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$51	$87	$119
EUR	(30)	(49)	(71)
SGD	(47)	(33)	34
RMB	6	7	3
Derivatives (b)
USD	—	2	1
EUR	7	1	5
Equity
Derivatives (c)
EUR	1	17	7
a)
This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)
This is mainly attributable to forward exchange contracts.
c)
This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$47,563	$41,451
Financial liabilities	41,445	36,419
Cash flow interest rate risk
Financial assets	12,950	18,424
Financial liabilities	1,785	1,600